NORTHERN LIFE
SEPARATE ACCOUNT ONE










SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 1997
(UNAUDITED)






This report has been prepared to provide information to owners of Separate Account One Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current Separate Account One Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.



                                                        SEPARATE ACCOUNT ONE
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            June 30, 1997
                                              (In Thousands, Except Share and Unit Data)
                                                             (UNAUDITED)

                                                               NORTHSTAR         NORTHSTAR         NORTHSTAR      FIDELITY VIP
ASSETS:                                                       INCOME AND       MULTI-SECTOR         GROWTH        MONEY MARKET
------                                                        GROWTH FUND        BOND FUND           FUND           PORTFOLIO
                                                              -----------        ---------           ----           ---------
Investments in mutual funds at market value:
NORTHSTAR'S:
   Income and Growth Fund
         141,100 shares (cost $1,710)                            $1,771
    Multi-Sector Bond Fund
         499,337 shares (cost $2,590)                                             $2,607
    Growth Fund
         672,393 shares (cost $9,470)                                                              $10,046

FIDELITY'S VIP AND VIP II:
   Money Market Portfolio
         3,271,442 shares (cost $3,271)                                                                              $3,271
    Growth Portfolio
         151,060 shares (cost $4,670)
    Equity-Income Portfolio
         430,603 shares (cost $8,702)
    Overseas Portfolio
         146,017 shares (cost $2,670)
    Asset Manager Portfolio
         107,226 shares (cost $1,707)
    Asset Manager: Growth Portfolio
         154,683 shares (cost $2,102)
    Index 500 Portfolio
         97,419 shares (cost $9,680)
    Contrafund Portfolio
         544,396 shares (cost $8,771)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         98,408 shares (cost $3,915)
    Growth Portfolio
         87,928 shares (cost $3,008)
    MidCap Growth Portfolio
         167,908 shares (cost $3,509)
    Leveraged AllCap Portfolio
         124,633 shares (cost $2,415)
                                                             ----------       ----------        ----------       ----------
      Total Assets                                               $1,771           $2,607           $10,046           $3,271


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to Northern Life Insurance Co. for contract charges              $2               $-               $12               $3
Contract Owners' Equity                                           1,769            2,607            10,034            3,268
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                 $1,771            $2,607           $10,046           $3,271
                                                            ===========      ===========       ===========      ===========
Units Outstanding:                                          140,363.256      220,931.402       773,602.818      306,128.863


Net Asset Value per Unit

   Northern Advantage Variable Annuity                       $12.602002       $11.799183        $12.970756       $10.675010


The accompanying notes are an integral part of the financial statements.




                                                              STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                                                (UNAUDITED)



    FIDELITY VIP      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP II  FIDELITY VIP II   FIDELITY VIP II   FIDELITY VIP I
       GROWTH         EQUITY-INCOME      OVERSEAS        ASSET MANAGER   ASSET MANAGER:       INDEX 500        CONTRAFUND
      PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
      ---------         ---------        ---------         ---------    ----------------      ---------         ---------












        $5,166

                         $9,499

                                           $2,926

                                                            $1,780

                                                                              $2,309

                                                                                              $10,094
                                                                                                                 $9,761











    ----------       ----------        ----------       ----------        ----------       ----------        ----------
        $5,166           $9,499            $2,926           $1,780            $2,309          $10,094            $9,761



            $6              $11                $3               $2                $2              $10               $11
         5,160            9,488             2,923            1,778             2,307           10,084             9,750
    ----------       ----------        ----------       ----------        ----------       ----------        ----------
        $5,166           $9,499            $2,926           $1,780            $2,309          $10,094            $9,761

   ===========      ===========       ===========      ===========       ===========      ===========       ===========
   410,863.660      679,684.473       219,557.738      136,222.759       165,481.799      658,927.483       714,349.982


    $12.559331       $13.959090        $13.313097       $13.051472        $13.939665       $15.303736        $13.648439

    The accompanying notes are an integral part of the financial statements.







                                                        SEPARATE ACCOUNT ONE
                                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                            June 30, 1997
                                              (In Thousands, Except Share and Unit Data)
                                                             (UNAUDITED)

                                                            ALGER AMERICAN    ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN
ASSETS:                                                  SMALL CAPITALIZATION     GROWTH         MIDCAP GROWTH     LEVERAGED
------                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO    ALLCAP PORTFOLI
                                                               ---------         ---------         ---------    ---------------
Investments in mutual funds at market value:

NORTHSTAR'S:
   Income and Growth Fund
         141,100 shares (cost $1,710)
    Multi-Sector Bond Fund
         499,337 shares (cost $2,590)
    Growth Fund
         672,393 shares (cost $9,470)

FIDELITY'S VIP AND VIP II:
   Money Market Portfolio
         3,271,442 shares (cost $3,271)
    Growth Portfolio
         151,060 shares (cost $4,670)
    Equity-Income Portfolio
         430,603 shares (cost $8,702)
    Overseas Portfolio
         146,017 shares (cost $2,670)
    Asset Manager Portfolio
         107,226 shares (cost $1,707)
    Asset Manager: Growth Portfolio
         154,683 shares (cost $2,102)
    Index 500 Portfolio
         97,419 shares (cost $9,680)
    Contrafund Portfolio
         544,396 shares (cost $8,771)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         98,408 shares (cost $3,915)                             $3,890
    Growth Portfolio
         87,928 shares (cost $3,008)                                              $3,476
    MidCap Growth Portfolio
         167,908 shares (cost $3,509)                                                               $3,780
    Leveraged AllCap Portfolio
         124,633 shares (cost $2,415)                                                                                $2,725
                                                             ----------       ----------        ----------       ----------
      Total Assets                                               $3,890           $3,476            $3,780           $2,725


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to Northern Life Insurance Co. for contract charges              $5               $4                $5               $4
Contract Owners' Equity                                           3,885            3,472             3,775            2,721
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                  $3,890           $3,476            $3,780           $2,725
                                                             ===========      ===========       ===========      ===========
Units Outstanding:                                          385,160.867      268,877.299       325,279.314      214,045.067

Net Asset Value per Unit
   Northern Advantage Variable Annuity                       $10.087900       $12.911546        $11.605703       $12.713691

                                    The accompanying notes are an integral part of the financial statements.

       TOTAL
       -----



       $1,771

        2,607

       10,046



        3,271

        5,166

        9,499

        2,926

        1,780

        2,309

       10,094

        9,761



        3,890

        3,476

        3,780

        2,725
   ----------
      $73,101
   ==========



          $80
       73,021
   ----------
      $73,101

=============
5,619,476.780







                              SEPARATE ACCOUNT ONE
                          STATEMENT OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)
                                  (UNAUDITED)




                                                                                  Period ended          Year ended       Period from
                                                                                     June 30,          December 31,      Oct. 20, 19
                                                                                     1997                  1996          Dec. 31, 19
                                                                                ---------------       --------------  --------------
Net investment income:
     Reinvested dividend income .........................................           $    423            $     67            $      1
     Reinvested capital gains ...........................................              1,107                 122                   4
     Administrative expenses ............................................               (360)               (146)               --
                                                                                    --------            --------            --------
           Net investment income
                 and capital gains ......................................              1,170                   4                   5
                                                                                    --------            --------            --------
Realized and unrealized gains:
     Net realized gains on
           redemptions of fund shares ...................................                840                  70                --
     Increase in unrealized
           appreciation of investments ..................................              3,679               1,220                  12
                                                                                    --------            --------            --------

           Net realized and unrealized gains ............................              4,519               1,290                  12
                                                                                    --------            --------            --------

                 Net additions from operations ..........................              5,689               1,333                  17
                                                                                    --------            --------            --------
Contract Owners' transactions:
     Net purchase payments ..............................................             33,639              27,327                 549
     Surrenders .........................................................               (407)                (94)                 -
     Policy loans .......................................................               (231)                (87)                 -
     Transfers between Sub-Accounts
           and Fixed Account ............................................              3,233               2,053                  -
                                                                                    --------            --------            --------
           Net additions for Contract
                 Owners' transactions ...................................             36,234              29,199                 549
                                                                                    --------            --------            --------
                       Net additions for the period .....................             41,923              30,532                 566


Contract Owners' Equity, beginning of the year ..........................             31,098                 566                  -
                                                                                    --------            --------            --------
Contract Owners' Equity, end of the period ..............................           $ 73,021            $ 31,098            $    566
                                                                                    ========            ========            ========



    The accompanying notes are an integral part of the financial statements.



                              SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   ORGANIZATION AND CONTRACTS:
   Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.

   ALGER AMERICAN FUND                      FIDELITY'S VIP AND VIP II          NORTHSTAR FUNDS
   -------------------                      -------------------------          ---------------
   Small Capitalization Portfolio           Money Market Portfolio             Income and Growth Fund
   Growth Portfolio                         Equity-Income Portfolio            Growth Fund
   MidCap Growth Portfolio                  Growth Portfolio                   Multi-Sector Bond Fund
   Leveraged AllCap Portfolio               Overseas Portfolio
                                            Asset Manager Portfolio
                                            Asset Manager: Growth Portfolio
                                            Index 500 Portfolio
                                            Contrafund Portfolio


   Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by the Alger American Fund Portfolios. Fidelity Management & Research Company is the investment advisor for Fidelity's Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Northstar Investment Management Corporation, an affiliate of Northern Life, is the investment adviser for the three Northstar Funds offered through the Northstar Variable Trust and is paid for its services by the Northstar Funds.

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to or from Northern Life.

2. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or Northern Life.

3. CONTRACT CHARGES:
   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the Contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the Contract Value immediately before it is applied to an Annuity Payout.


                                                        SEPARATE ACCOUNT ONE
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                             (UNAUDITED)

4.   INVESTMENTS:
     The net realized gains (losses) on redemptions of fund shares for the period ended June 30, 1997, the year ended December 31, 1996, and the period from October 20, 1995 (date operations commenced) to December 31,
     1995, were as follows (in thousands):

                                                                                                          NORTHSTAR'S
                                                                                                          INCOME AND
                                               TOTAL                                                      GROWTH FUND
                               -------------------------------------------------    ------------------------------------------------
                               Period ended       Year ended      Period from       Period ended    Year ended        Period from
                                 June 30,          Dec. 31,       Oct. 20, 1995       June 30,       Dec. 31,        Oct. 20, 1995
                                   1997              1996        to Dec. 31, 1995        1997           1996        to Dec. 31, 1995
                                -------------    -------------     -------------    -------------   -------------     -------------
Proceeds from redemptions......        $9,963           $1,998                $-             $343             $52                $-
Cost...........................         9,123            1,928                 -              330              49                 -
                                -------------    -------------     -------------    -------------   -------------     -------------
Net realized gains (losses) on
  redemptions of fund shares..           $840              $70                $-              $13              $3                $-
                                =============    ==============    =============     ============   =============     =============




                    NORTHSTAR'S                                         NORTHSTAR'S
                   MULTI-SECTOR                                           GROWTH
                     BOND FUND                                             FUND
 -------------------------------------------------    -----------------------------------------------------
 Period ended       Year ended       Period from      Period ended      Year ended        Period from
   June 30,          Dec. 31,       Oct. 20, 1995       June 30,         Dec. 31,        Oct. 20, 1995
     1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
  -------------    -------------     -------------    -------------     -------------     -------------
           $515              $95                $-             $643              $283                $-
            529               93                 -              634               272                 -
  -------------    -------------     -------------    -------------     -------------     -------------

           ($14)              $2                $-               $9               $11                $-
  =============   ==============     =============     ============     =============     =============



                                                    FIDELITY'S VIP                                      FIDELITY'S VIP
                                                     MONEY MARKET                                          GROWTH
                                                       PORTFOLIO                                           PORTFOLIO
                                 -----------------------------------------------    ------------------------------------------------
                                 Period ended      Year ended      Period from       Period ended   Year ended        Period from
                                  June 30,          Dec. 31,       Oct. 20, 1995       June 30,      Dec. 31,        Oct. 20, 1995
                                    1997              1996       to Dec. 31, 1995        1997          1996        to Dec. 31, 1995
                                 -------------    -------------     -------------    -------------  -------------     -------------

Proceeds from redemptions........         $627             $206                $-             $252            $90                $-
Cost.............................          627              206                 -              238             88                 -
                                 -------------    -------------     -------------    -------------  -------------     -------------
Net realized gains on
     redemptions of fund shares..           $-               $-                $-              $14             $2                $-
                                 =============    ==============    =============     ============   =============     =============




                   FIDELITY'S VIP                                      FIDELITY'S VIP
                    EQUITY-INCOME                                         OVERSEAS
                      PORTFOLIO                                           PORTFOLIO
  -------------------------------------------------    --------------------------------------------------
  Period ended       Year ended       Period from      Period ended      Year ended        Period from
    June 30,          Dec. 31,       Oct. 20, 1995       June 30,         Dec. 31,        Oct. 20, 1995
      1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
   -------------    -------------     -------------    -------------     -------------     -------------
            $227             $149                $-              $85               $62                $-
             220              145                 -               81                60                 -
   -------------    -------------     -------------    -------------     -------------     -------------

              $7               $4                $-               $4                $2                $-
   =============   ==============     =============     ============     =============     =============




                                               FIDELITY'S VIP II                                   FIDELITY'S VIP II
                                                 ASSET MANAGER                                      ASSET MANAGER:
                                                   PORTFOLIO                                       GROWTH PORTFOLIO
                                   ------------------------------------------------   ---------------------------------------------
                                   Period ended      Year ended      Period from       Period ended    Year ended      Period from
                                    June 30,          Dec. 31,       Oct. 20, 1995       June 30,       Dec. 31,      Oct. 20, 1995
                                      1997              1996       to Dec. 31, 1995        1997           1996      to Dec. 31, 1995
                                   -------------    -------------     -------------    -------------   -------------  -------------

Proceeds from redemptions.......         $262             $109                $-             $166             $30                $-
Cost............................          261              105                 -              147              27                 -
                                -------------    -------------     -------------    -------------   -------------     -------------
Net realized gains on
     redemptions of fund shares.           $1               $4                $-              $19              $3                $-
                                =============    ==============    =============     ============   =============     =============




                   FIDELITY'S VIP II                                   FIDELITY'S VIP II
                       INDEX 500                                          CONTRAFUND
                       PORTFOLIO                                           PORTFOLIO
   --------------------------------------------------   ---------------------------------------------------
   Period ended       Year ended       Period from      Period ended      Year ended        Period from
     June 30,          Dec. 31,       Oct. 20, 1995       June 30,         Dec. 31,        Oct. 20, 1995
       1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
    -------------    -------------     -------------    -------------     -------------     -------------
           $5,989             $138                $-              $88              $110                $-
            5,187              134                 -               75               100                 -
    -------------    -------------     -------------    -------------     -------------     -------------

             $802               $4                $-              $13               $10                $-
    =============    ==============    =============     ============     =============     =============







                                                  ALGER AMERICAN                                      ALGER AMERICAN
                                               SMALL CAPITALIZATION                                       GROWTH
                                                     PORTFOLIO                                           PORTFOLIO
                                 -------------------------------------------------    ----------------------------------------------
                                 Period ended        Year ended     Period from       Period ended  Year ended        Period from
                                    June 30,         Dec. 31,       Oct. 20, 1995       June 30,     Dec. 31,        Oct. 20, 1995
                                     1997               1996      to Dec. 31, 1995        1997         1996        to Dec. 31, 1995
                                  -------------    -------------     -------------    ------------- -------------     -------------
Proceeds from redemptions.......           $282             $308                $-             $120          $248                $-
Cost............................            318              297                 -              106           240                 -
                                  -------------    -------------     -------------    ------------- -------------     -------------
Net realized losses (gains) on
     redemptions of fund shares.           ($36)             $11                $-              $14            $8                $-
                                  =============    ==============    =============     ============ =============     =============




                                                ALGER AMERICAN                                      ALGER AMERICAN
                                                 MIDCAP GROWTH                                     LEVERAGED ALLCAP
                                                   PORTFOLIO                                           PORTFOLIO
                               --------------------------------------------------   ------------------------------------------------
                               Period ended       Year ended       Period from      Period ended    Year ended        Period from
                                 June 30,          Dec. 31,       Oct. 20, 1995       June 30,       Dec. 31,        Oct. 20, 1995
                                   1997              1996       to Dec. 31, 1995        1997           1996        to Dec. 31, 1995
                                -------------    -------------     -------------    -------------   -------------     -------------
Proceeds from redemptions......          $273              $51                $-              $91             $67                $-
Cost...........................           283               48                 -               87              64                 -
                                -------------    -------------     -------------    -------------   -------------     -------------
Net realized losses (gains) on
     redemptions of fund shares          ($10)               $3               $-                $4              $3               $-
                                =============    ==============    =============      ============   =============     ============




                                                        SEPARATE ACCOUNT ONE
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                              (UNAUDITED)

5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit  transactions in each  Sub-Account for the period ended June 30, 1997, the year ended  December  31,  1996,  and the period from  October 20, 1995
     (date operations commenced) to December 31, 1995, were as follows:
                                                                                            NORTHSTAR'S INCOME
                                               TOTAL                                          AND GROWTH FUND
                           -----------------------------------------------   -----------------------------------------------
                          Period ended      Year ended       Period from      Period ended  Year ended        Period from
                            June 30,         Dec. 31,       Oct. 20, 1995       June 30,     Dec. 31,        Oct. 20, 1995
                             1997               1996      to Dec. 31, 1995        1997         1996        to Dec. 31, 1995
                          -------------    -------------     -------------    ------------- -------------     -------------
Units outstanding,
   beginning of the year..2,675,715.216       55,709.004                 -       62,237.333     2,292.052                 -
Units purchased...........2,748,071.215    2,494,947.871        55,795.772       78,290.920    47,182.364         2,304.328
Units redeemed............  (52,958.636)     (12,394.481)          (86.768)      (2,062.458)            -           (12.276)
Units transferred between
   Sub-Accounts and/or
   Fixed Account .........  248,648.986      137,452.822                 -        1,897.461    12,762.917                 -
                           ------------    -------------       ------------     -----------    ----------
Units outstanding,
  end of the period...... 5,619,476.780    2,675,715.216        55,709.004      140,363.256    62,237.333         2,292.052
                          =============    =============        ==========      ===========    ==========         =========




            NORTHSTAR'S MULTI-SECTOR                                   NORTHSTAR'S
                    BOND FUND                                          GROWTH FUND
-------------------------------------------------    --------------------------------------------------
Period ended       Year ended       Period from      Period ended      Year ended        Period from
  June 30,          Dec. 31,      Oct. 20, 1995,       June 30,         Dec. 31,        Oct. 20, 1995
    1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
 -------------    -------------     -------------    -------------     -------------     -------------
    52,792.181        1,937.476                 -      318,137.812         1,068.330                 -
   119,533.822       53,616.245         1,949.911      457,648.133       311,051.414         1,072.056
    (1,120.360)         (26.734)          (12.435)      (6,145.099)       (1,754.714)           (3.726)


    49,725.759       (2,734.806)                -        3,961.972         7,772.782                 -
   -----------       ----------         ---------      -----------       -----------         ---------
   220,931.402       52,792.181         1,937.476      773,602.818       318,137.812         1,068.330
   ===========       ==========         =========      ===========       ===========         =========






                                           FIDELITY'S VIP                                      FIDELITY'S VIP
                                       MONEY MARKET PORTFOLIO                                 GROWTH PORTFOLIO
                           ------------------------------------------------    -------------------------------------------------
                           Period ended      Year ended      Period from       Period ended      Year ended        Period from
                            June 30,          Dec. 31,       Oct. 20, 1995       June 30,         Dec. 31,        Oct. 20, 1995
                               1997             1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
                           -------------    -------------     -------------    -------------     -------------     -------------
Units outstanding,
   beginning of the year..   104,844.463                -                 -      210,258.492         5,111.723                 -
Units purchased ..........   254,105.049      119,347.280                 -      176,674.233       189,045.320         5,111.723
Units redeemed............      (660.258)      (2,153.819)                -       (4,406.057)       (1,648.307)                -
Units transferred between
   Sub-Accounts and/or
   Fixed Account .........   (52,160.391)     (12,348.998)                -       28,336.992        17,749.756                 -
                             -----------      -----------      ------------      -----------       -----------         ---------
Units outstanding,
  end of the period.......   306,128.863      104,844.463                 -      410,863.660       210,258.492         5,111.723
                             ===========      ===========      ============      ===========       ===========         =========







                   FIDELITY'S VIP                                      FIDELITY'S VIP
               EQUITY INCOME PORTFOLIO                               OVERSEAS PORTFOLIO
  -------------------------------------------------    -------------------------------------------------
  Period ended       Year ended       Period from      Period ended      Year ended        Period from
    June 30,          Dec. 31,      Oct. 20, 1995,       June 30,         Dec. 31,        Oct. 20, 1995
      1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
   -------------    -------------     -------------    -------------     -------------     -------------
     370,036.342        3,922.397                 -      106,840.466         1,765.385                 -
     263,676.214      310,038.397         3,934.538      103,351.314       108,755.881         1,767.901
      (8,415.198)        (727.820)          (12.141)      (2,524.737)         (106.480)           (2.516)


      54,387.115       56,803.368                 -       11,890.695        (3,574,320)                -
      ----------       ----------         ---------      -----------       -----------         ---------
     679,684.473      370,036.342         3,922.397      219,557.738       106,840.466         1,765.385
     ===========      ===========         =========      ===========       ===========         =========






                                           FIDELITY'S VIP II                                FIDELITY'S VIP II ASSET
                                        ASSET MANAGER PORTFOLIO                            MANAGER: GROWTH PORTFOLIO
                            ------------------------------------------------    -------------------------------------------------
                            Period ended      Year ended       Period from      Period ended      Year ended        Period from
                             June 30,           Dec. 31,     Oct. 20, 1995,       June 30,         Dec. 31,        Oct. 20, 1995
                                1997             1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
                            -------------    -------------     -------------    -------------     -------------     -------------
Units outstanding,
   beginning of the year..     64,182.784        1,959.639                 -       58,201.338         6,432.006                 -
Units purchased ..........     64,559.526       59,932.805         1,972.128       89,118.202        52,849.666         6,444.530
Units redeemed ...........     (1,300.948)         (87.797)          (12.489)      (2,154.844)                -           (12.524)
Units transferred between
   Sub-Accounts and/or
   Fixed Account .........      8,781.397        2,378.137                 -       20,317.103        (1,080.334)                -
                                ---------        ---------        ----------       ----------        ----------         ---------
Units outstanding,
  end of the period.......    136,222.759       64,182.784         1,959.639      165,481.799        58,201.338         6,432.006
                              ===========       ==========         =========      ===========        ==========         =========





                 FIDELITY'S VIP II                                   FIDELITY'S VIP II
                INDEX 500 PORTFOLIO                                CONTRAFUND PORTFOLIO
 --------------------------------------------------   ----------------------------------------------------
 Period ended       Year ended       Period from      Period ended      Year ended        Period from
   June 30,          Dec. 31,       Oct. 20, 1995       June 30,         Dec. 31,        Oct. 20, 1995
     1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
  -------------    -------------     -------------    -------------     -------------     -------------
    231,904.126          702.335                 -      314,102.807         7,416.671                 -
    380,481.495      222,299.511           707.189      357,175.130       271,007.709         7,416.671
     (4,817.118)        (257.679)           (4.854)      (8,267.943)         (851.926)                -


     51,358.980        9,159.959                 -       51,339.988        36,530.353                 -
     ----------        ---------           -------      -----------       -----------         ---------
    658,927.483      231,904.126           702.335      714,349.982       314,102.807         7,416.671
    ===========      ===========           =======      ===========       ===========         =========





                                        ALGER AMERICAN SMALL                                   ALGER AMERICAN
                                      CAPITALIZATION PORTFOLIO                                GROWTH PORTFOLIO
                           ------------------------------------------------    -------------------------------------------------
                           Period ended      Year ended      Period from       Period ended      Year ended        Period from
                             June 30,         Dec. 31,       Oct. 20, 1995       June 30,         Dec. 31,        Oct. 20, 1995
                               1997             1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
                           -------------    -------------     -------------    -------------     -------------     -------------
Units outstanding,
   beginning of the year..   261,902.389        9,498.434                 -      162,852.097         7,530.562                 -
Units purchased...........   130,325.575      261,796.643         9,504.716       96,610.164       165,135.641         7,530.562
Units redeemed ...........    (3,013.909)      (1,831.359)           (6.282)      (2,035.684)       (1,018.026)                -
Units transferred between
   Sub-Accounts and/or
   Fixed Account .........    (4,053.188)      (7,561.329)                -       11,450.722        (8,796.080)                -
                              ----------       ----------         ---------       ----------        ----------        ----------
Units outstanding,
  end of the period.......   385,160.867      261,902.389         9,498.434      268,877.299       162,852.097         7,530.562
                             ===========      ===========         =========      ===========       ===========         =========









                                            ALGER AMERICAN                                      ALGER AMERICAN
                                        MIDCAP GROWTH PORTFOLIO                           LEVERAGED ALLCAP PORTFOLIO
                           -------------------------------------------------    -------------------------------------------------
                           Period ended       Year ended       Period from      Period ended      Year ended        Period from
                             June 30,          Dec. 31,      Oct. 20, 1995,       June 30,         Dec. 31,        Oct. 20, 1995
                               1997              1996       to Dec. 31, 1995        1997             1996        to Dec. 31, 1995
                            -------------    -------------     -------------    -------------     -------------     -------------
Units outstanding,
   beginning of the year..    227,029.231        2,208.390                 -      130,393.355         3,863.604                 -
Units purchased...........     81,966.041      194,904.338         2,212.160       94,555.397       127,984.657         3,867.359
Units redeemed ...........     (2,456.252)        (622.342)           (3.770)      (3,577.772)       (1,307.478)           (3.755)
Units transferred between
   Sub-Accounts and/or
   Fixed Account .........     18,740.294       30,538.845                 -       (7,325.913)         (147.428)                -
                               ----------       ----------         ---------       ----------       -----------         ---------
Units outstanding,
  end of the period.......    325,279.314      227,029.231         2,208.390      214,045.067       130,393.355         3,863.604
                              ===========      ===========         =========      ===========       ===========         =========





                                                       SEPARATE ACCOUNT ONE
                                             NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                            (UNAUDITED)

 6. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY:
    Operations and changes in Contract Owners' equity for the period ended June
    30, 1997 were as follows (in thousands):


                                                               NORTHSTAR'S     NORTHSTAR'S    NORTHSTAR'S   FIDELITY'S VIP
                                                               INCOME AND     MULTI-SECTOR      GROWTH       MONEY MARKET
                                                TOTAL          GROWTH FUND      BOND FUND        FUND          PORTFOLIO
                                           --------------    --------------  -------------- --------------  --------------
Net investment income:
    Reinvested dividend income ...........     $    423        $     25        $     57        $     33        $     49
    Reinvested capital gains .............        1,107               -               -               -               -
    Administrative expenses ..............         (360)             (9)             (9)            (48)            (13)
                                               --------        --------        --------        --------        --------
    Net investment income (loss)
          and capital gains ..............        1,170              16              48             (15)             36
                                               --------        --------        --------        --------        --------
Realized and unrealized gains (losses):
    Net realized gains (losses) on
redemptions of fund shares ...............          840              13             (14)              9             -

    Increase in unrealized
       appreciation of investments .......        3,679              68              19             506             -
                                               --------        --------        --------        --------        --------
       Net realized and unrealized
          gains ..........................        4,519              81               5             515             -
                                               --------        --------        --------        --------        --------
             Net additions
                from operations ..........        5,689              97              53             500              36
                                               --------        --------        --------        --------        --------
Contract Owners' transactions:
    Net purchase payments ................       33,639             949           1,387           5,660           2,682
    Surrenders ...........................         (407)            (13)            (10)            (42)             (7)
    Policy Loans .........................         (231)            (12)             (3)            (34)             12
    Transfers between Sub-Accounts
       and/or Fixed Account ..............        3,233              23             577              49            (553)
                                               --------        --------        --------        --------        --------
       Net additions for
          Contract Owners' transactions ..       36,234             947           1,951           5,633           2,134
                                               --------        --------        --------        --------        --------
             Net additions
                for the period ...........       41,923           1,044           2,004           6,133           2,170

Contract Owners' Equity,
    beginning of the year ................       31,098             725             603           3,901           1,098
                                               --------        --------        --------        --------        --------
Contract Owners' Equity,
    end of the period ....................     $ 73,021        $  1,769        $  2,607        $ 10,034        $  3,268
                                               ========        ========        ========        ========        ========



                                                  FIDELITY'S       FIDELITY'S
FIDELITY'S VIP FIDELITY'S VIP  FIDELITY'S VIP        VIP II          VIP II           FIDELITY'S       FIDELITY'S VIP II
   GROWTH      EQUITY-INCOME     OVERSEAS         ASSET MANAGER   ASSET MANAGER:     VIP II INDEX         CONTRAFUND
   PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO    GROWTH PORTFOLIO    500 PORTFOLIO        PORTFOLIO
-------------- --------------  --------------     --------------  --------------     --------------     --------------
$   19          $     89          $     25          $     33                $-          $     42          $     39
    83               448                99                82                 1                86
   (27)              (49)              (14)               (9)              (10)              (45)              (46)
------          --------          --------          --------          --------          --------          --------

    75               488               110               106                (9)               83                95
------          --------          --------          --------          --------          --------          --------


    14                 7                 4                 1                19               802                13


   413               550               194                27               187               198               691
------          --------          --------          --------          --------          --------          --------

   427               557               198                28               206             1,000               704
------          --------          --------          --------          --------          --------          --------

   502             1,045               308               134               197             1,083               799
------          --------          --------          --------          --------          --------          --------

 2,045             3,384             1,269               794             1,158             5,371             4,536
   (31)              (73)              (14)               (6)              (24)              (29)              (68)
   (20)              (35)              (17)              (10)               (4)              (39)              (37)

   328               698               146               108               264               725               652
------          --------          --------          --------          --------          --------          --------

 2,322             3,974             1,384               886             1,394             6,028             5,083
------          --------          --------          --------          --------          --------          --------

 2,824             5,019             1,692             1,020             1,591             7,111             5,882


 2,336             4,469             1,231               758               716             2,973             3,868
------          --------          --------          --------          --------          --------          --------

 5,160          $  9,488          $  2,923          $  1,778          $  2,307          $ 10,084          $  9,750
======          ========          ========          ========          ========          ========          ========





                                                   ALGER AMERICAN      ALGER AMERICAN      ALGER AMERICAN      ALGER AMERICAN
                                                 SMALL CAPITALIZATION       GROWTH              MIDCAP         LEVERAGED ALLCAP
                                                       PORTFOLIO           PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO
                                                    ---------------     ---------------     ---------------     ---------------
Net investment income:
     Reinvested dividend income .................             $-           $    10           $     2                $-
     Reinvested capital gains ...................            138                19                49              --
     Administrative expenses ....................            (24)              (19)              (23)              (15)
                                                         -------           -------           -------           -------
        Net investment income (loss)
           and capital gains ....................            114                10                28               (15)
                                                         -------           -------           -------           -------
Realized and unrealized gains (losses):
     Net realized (losses) gains on
        redemptions of fund shares ..............            (36)               14               (10)                4

     (Decrease) increase in unrealized
        appreciation of investments .............            (22)              377               199               272
                                                         -------           -------           -------           -------
        Net realized and unrealized
           (losses) gains .......................            (58)              391               189               276
                                                         -------           -------           -------           -------
              Net additions
                 from operations ................             56               401               217               261
                                                         -------           -------           -------           -------
Contract Owners' transactions:
     Net purchase payments ......................          1,254             1,139               901             1,110
     Surrenders .................................            (24)              (23)              (12)              (31)
     Policy Loans ...............................             (5)               (1)              (15)              (11)
     Transfers between Sub-Accounts
        and/or Fixed Account ....................            (39)              135               206               (86)
                                                         -------           -------           -------           -------
        Net additions for
           Contract Owners' transactions ........          1,186             1,250             1,080               982
                                                         -------           -------           -------           -------
              Net additions
                 for the period .................          1,242             1,651             1,297             1,243

Contract Owners' Equity,
     beginning of the year ......................          2,643             1,821             2,478             1,478
                                                         -------           -------           -------           -------
Contract Owners' Equity,
     end of the period ..........................        $ 3,885           $ 3,472           $ 3,775           $ 2,721
                                                         =======           =======           =======           =======




SEPARATE ACCOUNT ONE
NORTHERN LIFE
1110 THIRD AVENUE
SEATTLE, WASHINGTON 98111
(206) 292-1111





45787a